The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.4%
	AGGREGATE BOND — 0.7%
25,244	Fidelity Total Bond ETF	$1,136,485
	BROAD MARKET — 1.2%
15,404	Vanguard U.S. Momentum Factor ETF	1,756,980
	CONSUMER STAPLES — 4.0%
67,506	Fidelity MSCI Consumer Staples Index ETF	3,024,944
15,097	iShares U.S. Consumer Staples ETF	3,061,370
		6,086,314
	CORPORATE — 3.9%
124,223	Franklin Senior Loan ETF	2,861,179
42,518	iShares Inflation Hedged Corporate Bond ETF	1,067,839
13,417	iShares JP Morgan EM Corporate Bond ETF	573,711
64,209	SPDR Portfolio High Yield Bond ETF	1,434,429
		5,937,158
	EMERGING MARKETS — 1.1%
22,483	Columbia EM Core ex-China ETF	574,441
25,256	Invesco S&P Emerging Markets Low Volatility ETF	581,140
14,235	Vanguard FTSE Emerging Markets ETF	554,880
		1,710,461
	GLOBAL — 1.9%
45,652	iShares Global 100 ETF	2,924,011
	INFLATION PROTECTED — 0.7%
43,942	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	1,033,516
	INTERNATIONAL — 3.3%
19,754	Cambria Foreign Shareholder Yield ETF	479,509
14,868	iShares MSCI International Small-Cap Multifactor ETF	446,040
38,827	Schwab Fundamental International Large Co. Index ETF	1,128,701
30,565	SPDR Portfolio Developed World ex-US ETF	907,475
4,209	Vanguard FTSE All World ex-US Small-Cap ETF	432,727
19,790	Vanguard FTSE Developed Markets ETF	830,586
25,899	WisdomTree Global ex-US Quality Dividend Growth Fund	834,595
		5,059,633
	LARGE-CAP — 29.5%
60,694	Franklin U.S. Core Dividend Tilt Index ETF	1,826,610
5,200	Invesco QQQ Trust Series 1	1,384,656
107,419	Invesco S&P 500 GARP ETF	8,872,809
112,540	Schwab Fundamental U.S. Large Co. Index ETF	6,014,138
132,181	Schwab U.S. Dividend Equity ETF	9,984,953

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
55,910	Schwab U.S. Large-Cap Growth ETF	$3,106,360
48,085	SPDR Russell 1000 Yield Focus ETF	4,505,565
65,477	Vanguard Value ETF	9,191,006
		44,886,097
	MID-CAP — 3.9%
5,033	Invesco S&P MidCap 400 Pure Value ETF	456,644
4,069	Invesco S&P MidCap Momentum ETF	306,396
3,020	iShares Core S&P Mid-Cap ETF	730,508
52,716	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,437,285
		5,930,833
	PRECIOUS METALS — 4.0%
147,460	abrdn Physical Silver Shares ETF*	3,388,631
75,760	iShares Gold Trust*	2,620,538
		6,009,169
	SMALL-CAP — 1.2%
11,363	Dimensional U.S. Small Cap ETF	581,217
30,219	JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,170,684
		1,751,901
	THEMATIC — 3.0%
57,210	Global X U.S. Infrastructure Development ETF	1,515,493
121,903	Invesco DB Commodity Index Tracking Fund	3,004,909
		4,520,402
	Total Exchange-Traded Funds
	(Cost $89,140,711)	88,742,960
	EXCHANGE-TRADED NOTES — 1.3%
	INDUSTRIAL METALS — 1.3%
100,020	iPath Series B Bloomberg Copper Subindex Total Return ETN*	1,937,887
	Total Exchange-Traded Notes
	(Cost $2,188,077)	1,937,887
	MUTUAL FUNDS — 34.8%
	AGGREGATE BOND — 0.7%
62,888	Vanguard Core Bond Fund, Admiral Shares	1,125,702
	BLEND BROAD MARKET — 1.9%
98,843	DFA U.S. Core Equity 1 Portfolio - Class Institutional	2,944,538
	BLEND LARGE CAP — 10.7%
281,526	DFA U.S. Large Co. Portfolio - Class Institutional	7,361,913
66,368	Fidelity 500 Index Fund - Class Institutional Premium	8,834,933
		16,196,846

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 0.4%
8,415	New World Fund, Inc. - Class F-3	$559,036
	EMERGING MARKETS BOND — 0.5%
33,027	Vanguard Emerging Markets Bond Fund, Admiral Shares	724,614
	FOREIGN AGGREGATE BOND — 0.5%
77,329	Dodge & Cox Global Bond Fund - Class I	779,477
	FOREIGN BLEND — 3.0%
156,543	Dimensional Global Equity Portfolio - Class Institutional	4,124,907
19,945	Rainier International Discovery Series - Class Z	434,809
		4,559,716
	FOREIGN VALUE — 2.6%
54,667	DFA International Value Portfolio - Class Institutional	971,982
241,299	Dodge & Cox Global Stock Fund - Class I	3,042,785
		4,014,767
	GROWTH BROAD MARKET — 1.5%
47,319	New Perspective Fund - Class R-6	2,239,112
	GROWTH LARGE CAP — 1.9%
75,793	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	2,808,896
	GROWTH SMALL CAP — 1.6%
7,672	Hood River Small-Cap Growth Fund - Class Retirement*	360,505
24,239	Vanguard Explorer Fund, Admiral Shares	2,105,907
		2,466,412
	INFLATION PROTECTED — 0.9%
68,602	AB Bond Inflation Strategy Portfolio - Class Advisor	709,342
61,824	Lord Abbett Inflation Focused Fund - Class F	714,063
		1,423,405
	VALUE LARGE CAP — 6.2%
138,563	Vanguard Windsor Fund, Admiral Shares	9,462,470
	VALUE MID CAP — 2.4%
132,936	DFA U.S. Targeted Value Portfolio - Class Institutional	3,641,105
	Total Mutual Funds
	(Cost $59,613,958)	52,946,096
	MONEY MARKET FUNDS — 5.8%
5,250,302	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.94%[1]	5,250,302

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
3,591,399	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.07%[1]	$3,591,399
	Money Market Funds
	(Cost $8,841,701)	8,841,701
	TOTAL INVESTMENTS — 100.3%
	(Cost $159,784,447)	152,468,644
	Liabilities in Excess of Other Assets — (0.3)%	(382,025)
	TOTAL NET ASSETS — 100.0%	$152,086,619

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2022.